Financial obligations - Long-term portion of the financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 509,772	$ 309,120
Debt issuance costs	3,205	3,124
Non-current financial liabilities	506,567	305,996
Between 1 to 2 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	176,665	133,091
Later than one year and not later than five years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	327,036	127,463
More than 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 6,071	$ 48,566